Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

Note 9 – Revenue

Revenues disaggregated by major revenue streams and timing of revenue recognition for the three months ended March 31, 2025 and 2024 are disclosed in the table below:

	For the three months ended
	March 31,
	2025	2024
Over time:
Golf operations – annual subscription green fees	$34,166	$74,223

Point in time:
Golf operations – one-time green fees	994,774	1,146,658
Sales of food and beverage	225,803	245,261
Sales of merchandise	44,504	51,092
Ancillary revenue	29,124	36,401
	1,294,205	1,479,412

	$1,328,371	$1,553,635

Note 9 – Revenue

Revenues disaggregated by major revenue streams and timing of revenue recognition for the years months ended December 31, 2024, 2023 and 2022 are disclosed in the table below:

	Years ended December 31
	2024	2023	2022
Over time:
Golf operations – annual subscription green fees	$303,542	$168,723	$230,874

Point in time:
Golf operations – one-time green fees	2,139,636	2,475,133	2,079,741
Sales of food and beverage	648,738	682,281	517,694
Sales of merchandise	115,262	138,450	99,366
Ancillary revenue	91,183	90,125	80,979
	2,994,819	3,385,989	2,777,780

	$3,298,361	$3,554,712	$3,008,654